Related Party Transactions and Balances (Details Textual)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 17, 2017 CNY (¥)
Related Party Transactions and Balances (Textual)
Interest income loans to related parties
Provision for loan losses from related parties	1,310,654	141,329		$ 817,872
Guarantees of short term bank loans	7,988,915			$ 7,983,640
Interest expense		$ 1,422,219
Minimum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	12.00%	12.00%	12.00%
Maximum [Member]
Related Party Transactions and Balances (Textual)
Interest rates	17.40%	17.40%	17.40%
Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Related Party Transactions and Balances (Textual)
Interest expense		$ 1,422,219
Xinjiang Microcredit Refinancing Co, Ltd. [Member] | RMB [Member]
Related Party Transactions and Balances (Textual)
Loan payable | ¥			¥ 25,000,000		¥ 25,000,000
Xinjiang Urumqi Intermediate People's Court [Member]
Related Party Transactions and Balances (Textual)
Cost method investee value	$ 3,346,760
Xinjiang Urumqi Intermediate People's Court [Member] | RMB [Member]
Related Party Transactions and Balances (Textual)
Cost method investee value | ¥			¥ 22,709,774.97